Organization and description of the business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of the business
Note 1. Organization and description of the business
Cyxtera Technologies, Inc. (“Cyxtera” or the “Company”) is a global data center leader in retail colocation and interconnection services. Cyxtera’s data center platform consists of 61 highly interconnected data centers across 28 markets on three continents.
Cyxtera was incorporated in Delaware as Starboard Value Acquisition Corp. (“SVAC”) on November 14, 2019. On July 29, 2021 (the “Closing Date”), SVAC consummated the previously announced business combination pursuant to the Agreement and Plan of Merger, dated February 21, 2021 ( the “Merger Agreement”), by and among SVAC, Cyxtera Technologies, Inc. (now known as Cyxtera Technologies, LLC), a Delaware corporation (“Legacy Cyxtera”), Mundo Merger Sub 1, Inc., a Delaware Corporation and wholly owned subsidiary of SVAC (“Merger Sub 1”), Cyxtera Holdings, LLC (formerly known as Mundo Merger Sub 2, LLC), a Delaware limited liability company and wholly owned subsidiary of SVAC (“Merger Sub 2” and, together with Mundo Merger Sub 1, the “Merger Subs”), and Mundo Holdings, Inc. (“NewCo”), a Delaware corporation and wholly owned subsidiary of SIS Holdings LP, a Delaware limited partnership (“SIS”). Pursuant to the Merger Agreement, Legacy Cyxtera was contributed to NewCo and then converted into a limited liability company and, thereafter, Merger Sub 1 was merged with and into NewCo, with NewCo surviving such merger as a wholly owned subsidiary of SVAC and immediately following such merger and as part of the same overall transaction NewCo was merged with and into Merger Sub 2, with Merger Sub 2 surviving such merger as a wholly owned subsidiary of SVAC (the “Business Combination” and, collectively with the other transactions described in the Merger Agreement, the “Transactions”). On the Closing Date, and in connection with the closing of the Business Combination, SVAC changed its name to Cyxtera Technologies, Inc.
Legacy Cyxtera was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) Topic 805. This determination was primarily based on Legacy Cyxtera’s stockholders prior to the Business Combination having a majority of the voting power in the combined company, Legacy Cyxtera having the ability to appoint a majority of the board of directors of the combined company, Legacy Cyxtera’s existing management comprising the senior management of the combined company, Legacy Cyxtera’s operations comprising the ongoing operations of the combined company, Legacy Cyxtera being the larger entity based on historical revenues and business operations and the combined company assuming Legacy Cyxtera’s name. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Cyxtera issuing stock for the net assets of SVAC, accompanied by a recapitalization. The net assets of SVAC are stated at historical cost, with no goodwill or other intangible assets recorded.
While SVAC was the legal acquirer in the Business Combination, because Legacy Cyxtera was deemed the accounting acquirer, the historical financial statements of Legacy Cyxtera became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect: (i) the historical operating results of Legacy Cyxtera prior to the Business Combination; (ii) the consolidated results of SVAC and Legacy Cyxtera following the close of the Business Combination; (iii) the assets and liabilities of Legacy Cyxtera at their historical cost; and (iv) the Company’s equity structure for all periods presented.
In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s Class A common stock, $0.0001 par value per share, issued to Legacy Cyxtera’s shareholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Cyxtera common stock prior to the Business Combination have been retroactively restated as shares reflecting the effective exchange ratio of 120,568,182 utilized in the Business Combination. Refer to Note 3 for further discussion of the Cyxtera and SVAC Business Combination.